Subsequent Events	12 Months Ended
Dec. 31, 2017
Notes
Subsequent Events

Note 12:  Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued. During this period, there were no subsequent events that required adjustment to or disclosure in the accompanying financial statements.